SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2015
SHARE-BASED COMPENSATION [Abstract]
Summary of Awards Granted
Grant date	No. of options	Expiration date	Exercise price		Fair value on grant date
May 15, 2013 (1)	38,473	February 24, 2025	$4.96		$3.04
June 6, 2013 (2)	117,750	June 12, 2023	$4.96		$3.04
October 14, 2014 (3)	581,542	October 14, 2024	(*	)	$3.01
February 24, 2015 (6)	302,420	February 24, 2025	$5.06		$2.73
March 15, 2015 (7)	60,484	March 15, 2025	$5.08		$2.71
May 19, 2015 (8)	523,621	May 19, 2025	$4.57		$2.50
June 1, 2015 (9)	48,387	June 1, 2025	$5.06		$2.80
June 3, 2015 (10)	189,043	June 3, 2025	$4.35		$2.60
August 13, 2015 (11)	324,750	August 13, 2025	$3.68		$1.80
August 13, 2015 (12)	425,000	August 13, 2025	$3.68		$1.85
October 20, 2015 (13)	38,369	October 20, 2025	$2.79		$1.72

Grant date	No. of warrants	Expiration date	Exercise price		Fair value on grant date
February 18, 2015	100,000	February 18, 2019	$7.50		$1.62
February 24, 2015	15,000	February 24, 2019	$6.00		$2.25
October 14, 2014 (4)	221,539	October 14, 2022	(*	)	$3.01
Various dates in 2015 (5)	87,127	Various dates in 2017	(**	)	$1.43

(*)  See Note 11B(3)
(**) See Note 11B(6)

Schedule of Fair Value Assumptions

	December 31,
	2 0 1 5	2 0 1 4	2 0 1 3
Expected volatility	44%-62%	50%-60%	40%-60%
Risk-free rate	1.29%-2.28%	1.45%-1.72%	0.75%-2.25%
Dividend yield	0%	0%	0%
Expected term (in years)	4-10	5-6	5-10
Share price	$3-$5.12	$3.01	$3.04

	Share price (in $)	Exercise price (in $)	Expected volatility (in %)	Option term (in years)	Risk free interest rate (in %)	Anticipated rate of dividends (in %)
May 15, 2013	3.04	4.96	55-62	5-6.5	1.47-1.79	0
June 6, 2013	3.04	4.96	40-60	5-10	0.75-2.25	0
October 14, 2014	3.01	See Note 11B (3).	50-60	5-6	1.45-1.72	0
February 18, 2015	5.06	7.50	55	4	1.36	0
February 24, 2015	5.12	6	56	4	1.29	0
February 24, 2015	5.12	5.06	55-62	5-6.5	1.47-1.79	0
March 15, 2015	5.08	5.08	55-61	5-6.5	1.59-1.92	0
May 19, 2015	4.22	4.57	44-60	5.5-7	1.62-2.03	0
June 1, 2015	4.18	5.06	56-61	5-6.5	1.50-2.20	0
June 3, 2015	4.35	4.35	56-61	5-10	1.50-2.20	0
August 13, 2015	3.44	3.68	55-60	5.5-7	1.58-1.94	0
August 13, 2015	3.44	3.68	55-60	5.5-7	1.58-1.94	0
October 20, 2015	3.00	2.79	57-61	5-10	1.75-2.28	0

Schedule of Share-Based Compensation
	For the year ended December 31,
	2 0 1 5	2 0 1 4	2 0 1 3

Research and development, net	790	104	40
General and administrative	2,934	208	16
Total	3,724	312	56

Schedule of Stock Option Activity
		Year ended December 31, 2015
	Number of options	Weighted average of exercise price (in $)	Average remaining contractual life (in years)	Aggregate intrinsic value ($ in thousands)
Outstanding at the beginning of the year	1,299,514	2.73	7.36	1,854
Granted	1,950,547	4.28
Exercised	(307,467)	0.05
Forfeited	(169,423)	4.60
Outstanding at the end of the year	2,773,171	4.01	7.99	(5,878)
Vested and expected to vest	2,768,825	4.01	7.98	(5,874)
Exercisable at the end of the year	1,092,544	3.89	5.94	(2,180)

		Year ended December 31, 2014
	Number of options	Weighted average of exercise price (in $)	Average remaining contractual life (in years)	Aggregate intrinsic value ($ in thousands)
Outstanding at the beginning of the year	771,446	3.02	5.55	510
Granted	581,542	2.56
Exercised	-	-
Forfeited	(53,474)	4.94
Outstanding at the end of the year	1,299,514	2.73	7.36	1,854
Vested and expected to vest	1,299,514	2.73	7.36	1,854
Exercisable at the end of the year	619,057	2.92	5.15	1,854

		Year ended December 31, 2013
	Number of options	Weighted average of exercise price (in $)	Average remaining contractual life (in years)	Aggregate intrinsic value ($ in thousands)
Outstanding at the beginning of the year	700,428	2.72	7.08	665
Granted	117,750	4.96
Exercised	-	-
Forfeited	(46,732)	3.42
Outstanding at the end of the year	771,446	3.02	5.55	510
Vested and expected to vest	771,446	3.02	5.55	510
Exercisable at the end of the year	594,916	2.84	6.01	500